Loans and advances to customers (Tables)	6 Months Ended
Jun. 30, 2024
Financial Assets At Amortised Cost [Abstract]
Schedule of financial assets at amortised cost	Half-year to 30 June 2024

	Gross carrying amount					Allowance for expected credit losses
Stage 1 £m		Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

At 1 January 2024	385,294	53,167	7,147	7,854	453,462	900	1,467	1,137	213	3,717
Exchange and other adjustments[1]	(1,219)	(12)	(17)	7	(1,241)	(6)	(6)	10	23	21
Transfers to Stage 1	16,778	(16,708)	(70)		–	276	(271)	(5)		–
Transfers to Stage 2	(11,068)	11,546	(478)		–	(56)	116	(60)		–
Transfers to Stage 3	(508)	(1,728)	2,236		–	(8)	(157)	165		–
Net change in ECL due to transfers						(185)	257	169		241
						27	(55)	269		241
Impact of transfers between stages	5,202	(6,890)	1,688		–
Other changes in credit quality[2]						(139)	(50)	331	32	174
Additions and repayments	9,424	(3,150)	(828)	(418)	5,028	(9)	(101)	(115)	(29)	(254)
Charge (credit) to the income statement						(121)	(206)	485	3	161
Disposals and derecognition[3]	(449)	(206)	(88)	(219)	(962)	(1)	(4)	(7)	(8)	(20)
Advances written off			(618)	(6)	(624)			(618)	(6)	(624)
Recoveries of advances written off in previous years			69	–	69			69	–	69
At 30 June 2024	398,252	42,909	7,353	7,218	455,732	772	1,251	1,076	225	3,324
Allowance for expected credit losses	(772)	(1,251)	(1,076)	(225)	(3,324)
Net carrying amount	397,480	41,658	6,277	6,993	452,408
Drawn ECL coverage[4]	0.2%	2.9%	14.6%	3.1%	0.7%
[1]Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
[2]Includes a credit for methodology and model changes of £65 million, split by Stage as £26 million credit for Stage 1, £31 million credit for Stage 2, £4 million credit for Stage 3 and £4 million credit for POCI.
[3]Relates to the securitisation of legacy Retail mortgages.
[4]Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
Year ended 31 December 2023

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

At 1 January 2023	380,991	61,164	7,640	9,622	459,417	700	1,808	1,757	253	4,518
Exchange and other adjustments[1]	1,830	(24)	(6)	18	1,818	(7)	(1)	105	67	164
Transfers to Stage 1	18,991	(18,953)	(38)		–	401	(393)	(8)		–
Transfers to Stage 2	(18,010)	18,592	(582)		–	(53)	121	(68)		–
Transfers to Stage 3	(1,216)	(2,507)	3,723		–	(13)	(223)	236		–
Net change in ECL due to transfers						(260)	402	312		454
						75	(93)	472		454
Impact of transfers between stages	(235)	(2,868)	3,103		–
Other changes in credit quality[2]						105	(103)	804	8	814
Additions and repayments	6,393	(4,213)	(2,353)	(1,043)	(1,216)	81	(85)	(862)	(81)	(947)
Charge (credit) to the income statement						261	(281)	414	(73)	321
Disposals and derecognition[3]	(3,685)	(892)	(122)	(743)	(5,442)	(54)	(59)	(24)	(34)	(171)
Advances written off			(1,231)	–	(1,231)			(1,231)	–	(1,231)
Recoveries of advances written off in previous years			116	–	116			116	–	116
At 31 December 2023	385,294	53,167	7,147	7,854	453,462	900	1,467	1,137	213	3,717
Allowance for expected credit losses	(900)	(1,467)	(1,137)	(213)	(3,717)
Net carrying amount	384,394	51,700	6,010	7,641	449,745
Drawn ECL coverage[4]	0.2%	2.8%	15.9%	2.7%	0.8%
[1]Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
[2]Includes a charge for methodology and model changes of £60 million, split by Stage as £96 million charge for Stage 1, £33 million credit for Stage 2, £1 million credit for Stage 3 and £2 million credit for POCI.
[3]Relates to the securitisations of legacy Retail mortgages and Retail unsecured loans.
[4]Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.